Earnings Per Share, Other Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Potential dilutive effect of options and Warrants
Options outstanding to purchase common shares	20,791		20,791
Average exercise price per share	$ 80.01		$ 80.01
Potential dilutive effect of shares underlying the options	0	0
Number of common shares underlying the Warrants outstanding	3,600,000
Average Exercise price of common shares underlying warrants	61.35
Potential dilutive effect of shares underlying the Warrants	0	0
Dividends
Payment of cash dividends to stockholders	$ 4.9	$ 4.7
Cash dividend paid per share	$ 0.25	$ 0.24